Fair Value Accounting (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Economic Development Loan [Member]	Dec. 31, 2012 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2011 Level 2 [Member] Senior Notes [Member]	Dec. 31, 2012 Level 2 [Member] Senior Secured Term Loan Facility [Member]	Dec. 31, 2011 Level 2 [Member] Senior Secured Term Loan Facility [Member]
Fair Value Accounting (Textual) [Abstract]
Maturity period of cash equivalents	90 days
Long-term debt fair value		$ 0.5	$ 399.0	$ 399.5	$ 296.2	$ 297.4